Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2012
Operating segment and geographic data
Operating segment information

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,987	1,730	10,717	209	10,702	1,585	14.8%
Power Systems	7,575	277	7,852	174	7,812	290	3.7%
Discrete Automation and Motion	8,480	925	9,405	263	9,405	1,735	18.4%
Low Voltage Products	6,276	362	6,638	250	6,626	1,219	18.4%
Process Automation	7,946	210	8,156	82	8,134	1,003	12.3%
Corporate and Other	72	1,505	1,577	204	1,576	(279)	—
Intersegment elimination	—	(5,009)	(5,009)	—	(5,009)	2	—

Consolidated	39,336	—	39,336	1,182	39,246	5,555	14.2%

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,028	1,841	10,869	200	10,901	1,782	16.3%
Power Systems	7,833	268	8,101	144	8,128	743	9.1%
Discrete Automation and Motion	8,047	759	8,806	251	8,817	1,664	18.9%
Low Voltage Products	4,953	351	5,304	116	5,315	1,059	19.9%
Process Automation	8,078	222	8,300	83	8,318	1,028	12.4%
Corporate and Other	51	1,508	1,559	201	1,558	(282)	—
Intersegment elimination	—	(4,949)	(4,949)	—	(4,949)	20	—

Consolidated	37,990	—	37,990	995	38,088	6,014	15.8%

	2010
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,486	1,713	10,199	177	10,202	1,861	18.2%
Power Systems	6,590	196	6,786	84	6,783	304	4.5%
Discrete Automation and Motion	4,978	639	5,617	78	5,613	1,026	18.3%
Low Voltage Products	4,263	291	4,554	105	4,554	926	20.3%
Process Automation	7,209	223	7,432	76	7,427	925	12.5%
Corporate and Other	63	1,468	1,531	182	1,532	(230)	—
Intersegment elimination	—	(4,530)	(4,530)	—	(4,530)	12	—

Consolidated	31,589	—	31,589	702	31,581	4,824	15.3%

(1)
Operational EBITDA by segment is presented before the elimination of intersegment profits made on inventory sales.

Reconciliation of Operational revenues to Revenues and Operational EBITDA to EBIT

	2012
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,702	7,812	9,405	6,626	8,134	(3,433)	39,246
Unrealized gains and losses on derivatives	30	68	(3)	17	18	1	131
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	(23)	—	—	4	—	(21)
Unrealized foreign exchange movements on receivables (and related assets)	(13)	(5)	3	(5)	—	—	(20)

Total revenues	10,717	7,852	9,405	6,638	8,156	(3,432)	39,336
Operational EBITDA	1,585	290	1,735	1,219	1,003	(277)	5,555
Depreciation and amortization	(209)	(174)	(263)	(250)	(82)	(204)	(1,182)
Acquisition-related expenses and certain non-operational items	(1)	(70)	(8)	(106)	(2)	(12)	(199)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	43	44	2	21	27	(2)	135
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(6)	(21)	1	—	(2)	—	(28)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(19)	(10)	(2)	(5)	(4)	(3)	(43)
Restructuring and restructuring-related expenses	(65)	(52)	4	(23)	(28)	(16)	(180)

EBIT	1,328	7	1,469	856	912	(514)	4,058
Operational EBITDA margin (%)	14.8%	3.7%	18.4%	18.4%	12.3%	—	14.2%

	2011
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,901	8,128	8,817	5,315	8,318	(3,391)	38,088
Unrealized gains and losses on derivatives	(49)	(56)	(29)	(16)	(39)	1	(188)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	(19)	1	—	2	—	(33)
Unrealized foreign exchange movements on receivables (and related assets)	34	48	17	5	19	—	123

Total revenues	10,869	8,101	8,806	5,304	8,300	(3,390)	37,990
Operational EBITDA	1,782	743	1,664	1,059	1,028	(262)	6,014
Depreciation and amortization	(200)	(144)	(251)	(116)	(83)	(201)	(995)
Acquisition-related expenses and certain non-operational items	—	—	(90)	—	—	(17)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	(16)	(29)	(21)	4	(38)	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	(19)	(2)	—	2	1	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	38	12	2	20	1	109
Restructuring and restructuring-related expenses	(70)	(54)	(10)	(20)	(8)	(2)	(164)

EBIT	1,476	548	1,294	904	963	(518)	4,667
Operational EBITDA margin (%)	16.3%	9.1%	18.9%	19.9%	12.4%	—	15.8%

	2010
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,202	6,783	5,613	4,554	7,427	(2,998)	31,581
Unrealized gains and losses on derivatives	20	30	16	3	11	—	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	6	9	(1)	1	12	1	28
Unrealized foreign exchange movements on receivables (and related assets)	(29)	(36)	(11)	(4)	(18)	(2)	(100)

Total revenues	10,199	6,786	5,617	4,554	7,432	(2,999)	31,589
Operational EBITDA	1,861	304	1,026	926	925	(218)	4,824
Depreciation and amortization	(177)	(84)	(78)	(105)	(76)	(182)	(702)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	10	(8)	6	4	(33)	18	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	(15)	—	—	3	(1)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(18)	(35)	(8)	(1)	(16)	(1)	(79)
Restructuring and restructuring-related expenses	(44)	(48)	(35)	(36)	(44)	(6)	(213)

EBIT	1,636	114	911	788	759	(390)	3,818
Operational EBITDA margin (%)	18.2%	4.5%	18.3%	20.3%	12.5%	—	15.3%

Capital expenditure and Total assets after intersegment eliminations

	Capital expenditure(1)			Total assets(1)
($ in millions)	2012	2011	2010	2012	2011	2010
Power Products	259	192	200	7,701	7,355	7,205
Power Systems	194	136	119	8,083	7,469	6,039
Discrete Automation and Motion	197	202	98	9,416	9,195	3,696
Low Voltage Products	208	149	100	9,534	3,333	2,899
Process Automation	91	72	76	4,847	4,777	4,728
Corporate and Other	344	270	247	9,489	7,519	11,728

Consolidated	1,293	1,021	840	49,070	39,648	36,295

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore refer to third-party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
($ in millions)	2012	2011	2010	2012	2011
Europe	14,073	14,657	12,378	3,543	3,067
The Americas	10,699	9,043	6,213	1,347	829
Asia	10,750	10,136	8,872	883	862
Middle East and Africa	3,814	4,154	4,126	174	164

	39,336	37,990	31,589	5,947	4,922